OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MORGAN STANLEY CAPITAL I INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001547361

MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2026-DSC3
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Anthony Piperno, (212) 761-3292

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.

Date: August 20, 2026	By:	/s/ Anthony Piperno
	Name:	Anthony Piperno
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1          Third Party Due Diligence Report - Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures

99.2          Third Party Due Diligence Report – AMC Diligence, LLC Executive Summary

Schedule 1 – Exception Grades Report

Schedule 2 – Rating Agency Grades Report

Schedule 3 – Data Compare Report

Schedule 4 – Valuation Summary Report

Schedule 5 – Supplemental Report

Schedule 6 – Multi Property Valuation Report

99.3          Third Party Due Diligence Report – Clarifii LLC Due Diligence Narrative Report

Schedule 1 – Rating Agency Grades Detail Report

Schedule 2 – Rating Agency Grades Summary Report

Schedule 3 – Data Compare Report

Schedule 4 – ATR QM Report

Schedule 5 – Valuation Report

99.4          Third Party Due Diligence Report – Clayton Services LLC Due Diligence Narrative Report

Schedule 1 – Non ATR QM Upload Report

Schedule 2 – Conditions Report

Schedule 3 – Loan Level Tape Compare Report

Schedule 4 – Rating Agency ATR QM Report

Schedule 5 – Valuation Summary Report

Schedule 6 – Waived Conditions Report

99.5.          Third Party Due Diligence Report – Consolidated Analytics, Inc. Executive Summary

Schedule 1 – Due Diligence Standard Report (Set #1)

Schedule 2 – Supplemental Report (Set #1)

Schedule 3 – Rating Agency Grades Summary Report (Set #1)

Schedule 4 – Valuations Summary Report (Set #1)

Schedule 5 – Data Compare Report (Set #1)

Schedule 6 – Cross Valuations Summary Report (Set #1)

Schedule 7 – Due Diligence Standard Report (Set #2)

Schedule 8 – Supplemental Report (Set #2)

Schedule 9 – Rating Agency Grades Summary Report (Set #2)

Schedule 10 – Valuations Summary Report (Set #2)

Schedule 11 – Data Compare Report (Set #2)

99.6          Third Party Due Diligence Report – Digital Risk Narrative

Schedule 1 – Data Integrity Report

Schedule 2 – Rebuttal Findings Report

Schedule 3 – Rating Agency Grades Report

Schedule 4 – Valuation Report

99.7          Third Party Due Diligence Report – Selene Diligence LLC Due Diligence Narrative Report

Schedule 1 – Rating Agency Grades Summary Report

Schedule 2 – Valuation Report

Schedule 3 – Data Compare Report

Schedule 4 – Standard Findings Report

Schedule 5 – Supplemental Data Extract Report

Schedule 6 – Rating Agency Multi-Property Valuation Report